LOSS BEFORE TAXATION (Tables)	6 Months Ended
Jun. 30, 2024
Loss Before Taxation
SCHEDULE OF LOSS BEFORE TAXATION
	For the six months ended June 30,
	2024	2023
	USD’000	USD’000
Finance costs
Interest expense on lease liability	13	42
Interest expense on note payable	524
Cost of inventories recognized as an expense (including depreciation charge of right-of-use assets for leases)	-	1,091
Depreciation of fixed assets	40	26
Depreciation charge of right-of-use assets for leases (included in the administrative expenses)	33	-
Marketing and promotion expense	2,958	6,431